Derivative Liabilities	3 Months Ended
Mar. 31, 2014
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES
NOTE 7 – DERIVATIVE LIABILITIES

The Company does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company has entered into certain other financial instruments and contracts, such as debt financing arrangements with features that are either (i) not afforded equity classification, (ii) embody risks not clearly and closely related to host contracts, or (iii) may be net-cash settled by the counterparty. These instruments are required to be carried as derivative liabilities, at fair value.

Shares issued upon conversion of the bond are required to be registered upon listing and thus a derivative liability has been recorded. The fair value of the beneficial conversion feature is a derivative liability at December 31, 2013 and 2012.

The following table discloses the fair value of the Company’s derivative liabilities and their location in the balance sheets as of March 31, 2014, December 31, 2013 and 2012. The Company held no asset derivatives at either reporting date.

	Liability Derivatives
	March 31, 2014		December 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Conversion feature on Convertible Bond	Derivative Liabilities	$-	Derivative Liabilities	$-	Derivative Liabilities	$850,753

Total derivatives not designated as hedging instruments		$-		$-		$850,753

The following table summarizes liabilities measured at fair value on a recurring basis for the periods presented:

	December 31, 2013				December 31, 2012
Fair Value Measurements Using:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	-	-	-	-	-	-	$850,753	$850,753

On December 16, 2013, the $1,500,000 convertible bond, accrued interest of $179,612 and the $673,736 derivative liability were converted into 174,578 shares of DanDrit Biotech A/S common stock.